SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Sales and marketing expenses and General and administrative expenses ,Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Delivery expenses	¥ 2,821,069	$ 386,600	¥ 2,010,699	¥ 1,373,219
Sales and marketing expenses
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising expenditure	1,206,400	165,300	801,100	338,000
General and administrative expenses
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Research and development costs	¥ 493,800	$ 67,700	¥ 338,800	¥ 301,400